Share Capital (Tables)	12 Months Ended
Mar. 31, 2025
Share Capital [Abstract]
Schedule of Issued and Outstanding Common Shares

As at March 31, 2025, there were 568,021 (March 31, 2024 – 22,402) issued and outstanding Common Shares.

	2025
Common shares	Number	Amount ($)
Opening balance April 1, 2024	22,402	46,125,397
Shares issued on conversion of convertible note	38,156	4,617,286
Shares issued on conversion of convertible note warrants	22,876	639,954
Shares issued for ELOC	218,900	6,692,495
Commitment shares ELOC	3,392	187,500
Share issuance costs for ELOC	-	(469,600)
Warrant exchange	1,104	192,060
Shares issued to third party advisors	586	241,379
Shares issued on conversion of PGI promissory notes	47,265	988,569
Shares issued on conversion of NCAC promissory notes	52,275	1,096,358
Shares issued for PsyLabs share exchange	35,594	722,033
Shares issued for PIPE financing	47,679	313,628
Share issuance costs for PIPE financing	-	(40,449)
Shares issued for PIPE pre-funded warrants exercised	77,792	511,690
Shares issuance costs for PIPE pre-funded warrants exercised	-	(65,995)
Balance as at March 31, 2025	568,021	61,752,305

Schedule of Issued and Outstanding Warrants

As at March 31, 2025, there were 261,188 (March 31, 2024 – nil) issued and outstanding Warrants.

	2025
Warrants	Number	Amount ($)
Opening balance April 1, 2024	-	-
Warrants issued for convertible note Addendum	837	42,528
Warrants issued for convertible note Termination Agreement	22,876	639,954
Convertible note Termination Agreement warrants exercised	(22,876)	(639,954)
PIPE financing warrant issuance	328,734	1,686,372
PIPE financing warrant issuance costs	9,409	137,778
Issuance costs for PIPE financing warrants	-	(355,278)
PIPE pre-funded warrants exercised	(77,792)	(511,690)
Issuance costs for PIPE pre-funded warrants exercised	-	65,995
Balance as at March 31, 2025	261,188	1,065,705

Schedule of Warrants were Outstanding and Exercisable

The following warrants were outstanding and exercisable at March 31, 2025:

Issue Date	Expiry Date	Exercise Price	Number of Warrants Outstanding	Number of Warrants Exercisable
August 20, 2024	August 20, 2026	$298.88	837	837
December 24, 2024	December 24, 2029	$15.94	125,471	125,471
December 24, 2024	December 24, 2026	$15.94	125,471	125,471
December 24, 2024	December 24, 2029	$19.93	9,409	9,409